Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related parties	$ 3,561	$ 1,084
Due to related parties	5,467	6,930
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Due from related parties	3,222	1,084
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due from related parties	339	0
Due to related parties	0	92
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	785	555
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	4,398	6,008
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 284	$ 275